Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2023
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities
15.	Accounts payable and accrued liabilities

	Note	2023	2022

Trade payables		$6,990	$12,886

Accrued liabilities and other payables		15,016	18,951

Salaries and benefits due to key management personnel	28	1,036	3,387

Employee salaries and benefits payable		3,053	1,298

Liability related to deferred stock unit plan	20(e)	39	589

Accrued interest payable on convertible unsecured senior notes and Loan Facility	17 and 18	840	1,108

TaiMed milestone (a)	13	1,497	2,846

		$28,471	$41,065

(a)
On October 3, 2022, the Company announced that the United States Food and Drug Administration approved Trogarzo
®
(ibalizumab-uiyk) for administration by intravenous (IV) push, a method by which the undiluted medication is “pushed” by syringe for faster administration into the body’s circulation. Under the TaiMed
A
greement, the Company ha
d
 additional contingent cash-based milestones based on the attainment of the above milestones. Accordingly
,
a $3,000 cash payment, payable in two annual
equal
installments of $
1,500
has been accrued. The second payment has been discounted to reflect the effective interest rate of the liability due in year two
. The first installment of $ 1,500 was paid in 2023 and the second will be paid in 2024.